Offerings	Aug. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.001 per share
Amount Registered | shares	3,286,822
Proposed Maximum Offering Price per Unit	0.32
Maximum Aggregate Offering Price	$ 1,051,783.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 145.25
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. This prospectus relates to up to 4,317,829 ordinary shares registered for resale by the Selling Shareholders identified in the Registration Statement, which includes (a) up to 3,286,822 ordinary shares that we may issue upon the conversion of that certain Senior Convertible Note issued to 3i, LP, (b) up to 821,705 ordinary shares issuable to 3i, LP, upon the exercise of the Note Warrants, and (c) up to 209,302 ordinary shares issuable to Z2 Capital, LLC, upon the exercise of the Placement Agent Warrant. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low prices of our ordinary shares as reported on August 5, 2026, which was approximately $0.32 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.001 per share
Amount Registered | shares	1,031,007
Proposed Maximum Offering Price per Unit	0.32
Maximum Aggregate Offering Price	$ 329,922.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 45.56
Offering Note	The "Net Fee Due" includes payment of $45.56 relating to 1,031,007 ordinary shares issuable upon exercise of warrants, comprising of (a) up to 821,705 ordinary shares issuable to 3i, LP, upon the exercise of the Note Warrants, and (b) up to 209,302 ordinary shares issuable to Z2 Capital, LLC, upon the exercise of the Placement Agent Warrant.